INCOME TAXES (Schedule of the Components of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Feb. 28, 2017	Feb. 29, 2016
Deferred Tax Assets
Income tax loss carryforwards	$ 44,541	$ 39,322
Capital Loss	19,011	19,011
Research and development tax credits	13,180	13,180
SR&ED expenditures	6,872	6,872
Book and tax differences on assets	960	1,256
Share issue expenses	529	443
Income and expense reserves	194	236
Gross future tax assets	85,287	80,320
Valuation allowance	(85,287)	(80,320)
Deferred tax liabilities
Income and expense reserves	(148)	(294)
Net deferred tax liability	$ (148)	$ (294)